Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net was as follows:

	June 30, 2016	December 31, 2015
	(In thousands)
Refinery facilities and related equipment	$2,163,362	$2,113,650
Pipelines, terminals and transportation equipment	540,746	427,854
Retail facilities and related equipment	332,336	324,686
Wholesale facilities and related equipment	61,190	59,875
Corporate	51,398	50,607
	3,149,032	2,976,672
Accumulated depreciation	(1,025,246)	(923,415)
	2,123,786	2,053,257
Construction in progress	221,778	251,914
Property, plant and equipment, net	$2,345,564	$2,305,171